Income Tax (Details) - Schedule of deferred tax assets (liability) - D-Wave Systems Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 59,916	$ 54,018
Research and development credit carryforwards	13,675	12,003
Scientific research and experimental development deductions	23,071	20,137
Depreciation and amortization	5,634	5,256
Convertible notes	(4)	1,156
Deferred revenue	165	401
Other accruals and reserves	730	440
Total deferred tax assets	103,187	93,411
Valuation Allowance	(97,143)	(89,139)
Total deferred tax assets, net	6,044	4,272
Deferred tax liabilities:
Marketable securities	(315)	0
Loans payable	(5,729)	(4,272)
Total deferred tax liabilities	(6,044)	(4,272)
Net deferred tax assets	$ 0	$ 0